Intangible Assets - Changes in Other Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	¥ 670,113	¥ 587,306
Additions	136,170	145,501
Acquisition of subsidiaries and businesses	222	91,668
Disposals	(80,179)	(5,207)
Amortization	(157,425)	(151,907)
Impairment losses	(7,059)	(172)
Exchange differences	(618)	(45)
Others	953	2,969
Carrying amount ending balance	562,177	670,113
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	1,380,574	1,211,083
Carrying amount ending balance	1,264,315	1,380,574
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(710,461)	(623,777)
Carrying amount ending balance	(702,138)	(710,461)
Software [member] | Internally generated [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	292,137	273,809
Additions	93,977	102,193
Acquisition of subsidiaries and businesses		879
Disposals	(8,420)	(1,376)
Amortization	(84,662)	(82,158)
Exchange differences	142	(32)
Others	343	(1,178)
Carrying amount ending balance	293,517	292,137
Software [member] | Internally generated [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	648,463	591,118
Carrying amount ending balance	650,632	648,463
Software [member] | Internally generated [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(356,326)	(317,309)
Carrying amount ending balance	(357,115)	(356,326)
Software [member] | Purchased [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	139,697	134,463
Additions	40,024	41,080
Acquisition of subsidiaries and businesses	222	851
Disposals	(11,928)	(2,379)
Amortization	(43,818)	(40,722)
Impairment losses		(97)
Exchange differences	(731)	2
Others	2,099	6,499
Carrying amount ending balance	125,565	139,697
Software [member] | Purchased [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	372,531	346,819
Carrying amount ending balance	340,593	372,531
Software [member] | Purchased [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(232,834)	(212,356)
Carrying amount ending balance	(215,028)	(232,834)
Contractual customer relationships [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	170,464	114,629
Acquisition of subsidiaries and businesses		76,027
Disposals	(57,987)
Amortization	(20,192)	(20,192)
Impairment losses	(1,830)
Carrying amount ending balance	90,455	170,464
Contractual customer relationships [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	248,977	172,950
Carrying amount ending balance	172,950	248,977
Contractual customer relationships [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(78,513)	(58,321)
Carrying amount ending balance	(82,495)	(78,513)
Trademarks [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	15,853	15,821
Acquisition of subsidiaries and businesses		4,288
Amortization	(4,280)	(4,256)
Carrying amount ending balance	11,573	15,853
Trademarks [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	46,116	41,828
Carrying amount ending balance	46,116	46,116
Trademarks [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(30,263)	(26,007)
Carrying amount ending balance	(34,543)	(30,263)
Other intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	51,962	48,584
Additions	2,169	2,228
Acquisition of subsidiaries and businesses		9,623
Disposals	(1,844)	(1,452)
Amortization	(4,473)	(4,579)
Impairment losses	(5,229)	(75)
Exchange differences	(29)	(15)
Others	(1,489)	(2,352)
Carrying amount ending balance	41,067	51,962
Other intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	64,487	58,368
Carrying amount ending balance	54,024	64,487
Other intangibles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount beginning balance	(12,525)	(9,784)
Carrying amount ending balance	¥ (12,957)	¥ (12,525)